INVESTMENT AND OTHER INCOME (LOSS) - Disclosure of Finance Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of investment and other loss income [abstract]
(Loss) gain from investment in silver futures contracts	$ (9,624)	$ 98
Gain from investment in marketable securities	19,117	21
Interest income and other	14,695	5,242
Investment and other income (loss)	$ 24,188	$ 5,361